Accounting Policies and Basis for Preparation - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2017	Jan. 01, 2017
Disclosure of significant accounting policies [line items]
Percentage of main assets from equity investments	94.68%
Percentage of income from share of profit loss	110.29%
Description of economy qualifies as hyper inflationary pursuant	The standard sets forth certain factors that should be considered, including a three-year cumulative inflation rate reaching or exceeding 100%.
Increase in total assets	$ 2,500
Reference exchange rate, U.S. Dollars	37.8083	18.7742	15.8502
"Legal reserve as percentage of net income "	5.00%
Percentage of legal reserves equal to capital stock	20.00%
Net income percentage appropriated to legal reserve	20.00%
Minimum presumed income tax rate	1.00%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Proportion of voting rights held in associate	20.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Proportion of voting rights held in associate	50.00%
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of significant accounting policies [line items]
Percentage of investment	100.00%
Tarjetas Regionales S.A. [member]
Disclosure of significant accounting policies [line items]
Percentage of investment	83.00%